CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	6 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (9,248,825)	$ (13,923,339)
Adjustments to reconcile net loss to net cash used in operating activities:
Amortization of debt discount	713,197	465,641
Depreciation and amortization expense	64,802	1,075,898
Amortization of license content assets	482,213	94,086
Amortization of right-of-use assets	78,114	70,596
Bad debt expense	20,000	167,874
Gain on extinguishment of debt	(490,051)	(13,900)
Change in fair value of derivative	(146,313)
Warrants issued for consulting services	56,788
Stock-based compensation	2,665,724	6,046,053
Payment in kind for interest stock issuance	88,500
Gain on settlement of obligations		(13,900)
Loss on settlement of obligations		15,000
Equity method investment income		(1,551)
Impairment of intangible assets		2,390,799
Accounts receivable	(3,075,632)	(40,961)
Prepaid income tax	(1,842)	99,837
Inventory	160,965	1,328
Prepaid expenses	(11,720)	(69,579)
Deposit	(29,590)	227,000
Accounts payable	871,866	106,582
Accrued expenses	1,033,139	(205,051)
Accrued royalties	1,964,214	12,724
License content liability	(678,500)	(839,000)
Deferred income	(34,392)	39,350
NET CASH USED IN OPERATING ACTIVITIES	(5,598,220)	(4,350,902)
Increase (Decrease) in Operating Lease Liability	(80,877)	(70,289)
CASH FLOWS FROM INVESTING ACTIVITIES
Acquisition of fixed assets, net of cash acquired		(750,000)
Purchase of equipment.		2,752
Collection of note receivable		1,477
NET CASH USED IN INVESTING ACTIVITIES		(745,771)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from issuance of common stock	1,250,000	3,185,000
Proceeds from issuance of convertible debt		1,100,000
Proceeds from credit facility	1,500,000
Repayment of stockholder loans	(552,832)	(58,770)
Deferred offering costs	(123,498)
NET CASH PROVIDED BY FINANCING ACTIVITIES	2,073,670	4,226,230
Change in cash and cash equivalents	(3,524,550)	(870,443)
Cash, beginning of period	4,162,548	1,971,923
Cash, end of period	637,998	1,101,480
SUPPLEMENTAL DISCLOSURES OF CASH FLOW STATEMENTS
Cash paid for interest	101,186	105,627
Cash paid for income taxes	1,051
SUPPLEMENTAL DISCLOSURES OF NON CASH INVESTING AND FINANCING ACTIVITIES
Common stock issued for license content assets		2,260,799
Preferred shares issued for debt settlement		1,006,584
Conversion of convertible debenture to common stock		$ 376,356
Common stock issued for acquisition		2,671,233
Common stock issued for equity investment in unconsolidated entity		$ 863,480
Accrued interest rolled into convertible note		$ 81,824
Unpaid deferred offering costs	247,023
Payment in kind common stock payment	88,496
Warrants issued as debt discount on convertible debenture		43,654
Conversion of Preferred Class B stock to common stock	$ 1,980
Shares issued for common stock subscribed		$ 135,144
Beneficial conversion feature recorded as debt discount		$ 1,056,346